11. Subsequent Events	9 Months Ended
Dec. 31, 2018
Notes to Financial Statements
11. Subsequent Events

In preparing the financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date that the financial statements were available to be issued and determined there were no subsequent events resulting in adjustments to or disclosure in the financial statements.